Schedule of Committed Credit Facilities Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Bank Overdrafts [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate During Period	4.50%
Bank Overdrafts [Member] | Maximum
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate During Period	5.69%
Revolving Credit Facility Maturing 2016 | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Increase (decrease) in basis spread on variable rate	0.75%